LEADER HIGH QUALITY FLOATING RATE FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2022

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES
	COLLATERALIZED LOAN OBLIGATIONS
1,000,000	ALM 2020 Ltd. 1A A2(a),(b)	4.5559	10/15/2029	982,500
1,000,000	Apidos CLO XV 2013-15A BRR(a),(b)	4.3545	4/20/2031	973,097
500,000	Ares XXXIIR CLO, Ltd. 2018-32R (a),(b)	4.1381	4/17/2033	472,083
1,000,000	ARES XLVII CLO Ltd. 47A-B(a),(b)	3.2470	4/15/2030	968,290
1,000,000	Ares XXXIV CLO Ltd. 2A BR2(a),(b)	4.3885	4/17/2033	958,431
500,000	Atrium XII 12A Class CR(a),(b)	4.4090	4/22/2027	488,554
1,000,000	Atrium XIII Floating Rate(a),(b)	3.0172	11/21/2030	955,907
1,000,000	Beechwood Park CLO Ltd. B2AR(a),(b)	4.2778	1/17/2035	944,300
1,000,000	Bluemnt CLO, Ltd. 2020-30R (a),(b)	3.8622	4/16/2023	971,333
1,000,000	Carlyle Global Market Strategies CLO 2014-4-R Ltd.(a),(b)	4.2948	7/15/2030	969,863
1,000,000	Carlyle US CLO 2021-8, Ltd. (a),(b)	4.3470	10/15/2034	964,787
1,000,000	Cedar FDG 2014-fRR CLO LTD (a),(b)	2.3700	7/24/2034	976,606
1,000,000	Dryden 98 CLO Ltd. B1(a),(b)	6.3991	4/20/2035	945,479
500,000	HPS LN Mnagement, LTD. 7A (a),(b)	4.6051	3/15/2027	490,254
1,000,000	Invesco CLO 2021-3 Ltd. B(a),(b)	2.9110	10/22/2034	960,514
1,000,000	LCM XX, L.P. CR(a),(b)	4.7634	10/20/2027	987,113
1,000,000	Madison Park Funding XXVII Ltd. A2(a),(b)	4.1501	4/20/2030	966,017
1,000,000	Magnetite XIV-R LTD. B(a),(b)	4.4367	10/18/2031	973,201
1,000,000	Neuberger Berman Loan Advisers Clo 40 Ltd. B(a),(b)	4.1863	4/16/2033	955,880
1,000,000	Oak Hill Credit Partners X-R Ltd. BR(a),(b)	4.3545	4/20/2034	949,715
1,000,000	Oaktree Clo, LTD. A-R (a),(b)	3.6620	7/17/2034	975,625
1,000,000	Oaktree Clo, LTD. A-1 (a),(b)	3.8352	7/17/2034	976,875
1,000,000	OCP CLO 2019-16 Ltd. BR(a),(b)	3.8276	4/10/2033	967,620
1,000,000	Octagon Investment Partners XVI Ltd. BR(a),(b)	4.3885	7/17/2030	967,194
500,000	Octagon Investment Partners XVI Ltd. A1R(a),(b)	3.4620	7/15/2029	494,982
1,000,000	OHA Credit Funding 3 LTD. BR(a),(b)	4.4568	7/2/2035	963,438
1,000,000	OHA Credit Partners XIV Ltd. BR (a),(b)	4.3258	1/21/2030	971,874
1,000,000	Palmer Square CLO, Ltd.(a),(b)	2.6641	5/22/2034	982,217
1,000,000	Symphony CLO(a),(b)	3.7414	4/16/2031	989,083
1,000,000	TIAA CLO IV Ltd. A2(a),(b)	4.5079	1/20/2032	971,492
1,000,000	Voya CLO 2014-2 Ltd. RA(a),(b)	4.3380	4/17/2030	974,229
1,000,000	Voya CLO 2020-2 Ltd. BR(a),(b)	4.5362	7/19/2034	964,698

				29,053,250
	CONVERTIBLE BONDS
	FORESTRY, PAPER & WOOD PRODUCTS
400,000	Boxabl, Inc.(a),(b),(c),(d)	10.0000	3/31/2023	400,000

Shares
	SHORT-TERM INVESTMENTS
	MONEY MARKET FUNDS
3,494,629	Federated Hermes Treasury Obligations Fund, Institutional Class, 0.65% (e)			3,494,629

	TOTAL INVESTMENTS			32,947,879
	OTHER ASSETS IN EXCESS OF LIABILITIES			231,084
	NET ASSETS -- 100%			33,178,963

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of May 31, 2022 the total market value of 144A securities is 29,053,250 or 87.57% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	The Advisor determined these securities to be illiquid. On August 31, 2022, the securities amounted to $400,000 or 1.21% of net assets.
(e)	Rate disclosed is the seven day effective yield as of August 31, 2022.